Vessels Schedule (Details)		12 Months Ended
	Jun. 21, 2018	Dec. 31, 2018 USD ($) DWT	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions | $		$ 207,000,000
Stock Issued During Period, Value, Purchase of Assets | $			$ 20,300,000
Ultramax
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions | $			207,000,000
DWT		2,307,800
PaymentsForVesselsUnderConstruction | $			$ 186,700,000
Vessels acquired | $			9
Kamsarmax
Property, Plant and Equipment [Line Items]
DWT		1,562,000
DWT of Vessels owned
Property, Plant and Equipment [Line Items]
DWT		3,869,800
SBI Antares | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		61,000
SBI Athena | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		64,000
SBI Bravo | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		61,000
SBI Leo | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		61,000
SBI Echo [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		61,000
SBI Lyra | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		61,000
SBI Tango [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		61,000
SBI Maia | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		61,000
SBI Hydra | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		61,000
SBI Subaru | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		61,000
SBI Pegasus | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		64,000
SBI Ursa | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		61,000
SBI Thalia | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		64,000
SBI Cronos | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		61,000
SBI Orion | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		64,000
SBI Achilles | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		61,000
SBI Hercules | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		64,000
SBI Perseus | Ultramax
Property, Plant and Equipment [Line Items]
DWT		64,000
SBI Hermes | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		61,000
SBI Zeus | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		60,200
SBI Hera | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		60,200
SBI Hyperion | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		61,000
SBI Tethys | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		61,000
SBI Phoebe | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		64,000
SBI Poseidon | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		60,200
SBI Apollo | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		60,200
SBI Samson | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2017
DWT		64,000
SBI Phoenix | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2017
DWT		64,000
SBI Aries | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		64,000
SBI Taurus | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		64,000
SBI Gemini | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		64,000
SBI Pisces | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		64,000
SBI Libra | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2017
DWT		64,000
SBI Virgo | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2017
DWT		64,000
SBI Jaguar | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2014
DWT		64,000
SBI Cougar | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		64,000
SBI Puma | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2014
DWT		64,000
SBI Samba | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		84,000
SBI Rumba [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		84,000
SBI Capoeira | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		82,000
SBI Electra | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		82,000
SBI Carioca | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		82,000
SBI Conga | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		82,000
SBI Flamenco | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		82,000
SBI Bolero | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		82,000
SBI Sousta | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		82,000
SBI Rock | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		82,000
SBI Lambada | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		82,000
SBI Reggae | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		82,000
SBI Zumba | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		82,000
SBI Macarena | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		82,000
SBI Parapara | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2017
DWT		82,000
SBI Swing | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2017
DWT		82,000
SBI Mazurka | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2017
DWT		82,000
SBI Jive | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2017
DWT		82,000
SBI Lynx [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2018
DWT		82,000
Year vessel built 2014 [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Vessels acquired | $			2
Year vessel built 2015 [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Vessels acquired | $			4
Year vessel built 2016 [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Vessels acquired | $			1
Year vessel built 2017 [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Vessels acquired | $			2
$12.8 Million Credit Facility [Member] | Secured Debt
Property, Plant and Equipment [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.40%